Parent Company Information_Condensed Statements Of Financial Position (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure Abstract [Abstract]
Other Parent Company Disclosures		Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.
KB Financial Group Inc.
Total assets
Cash held at bank subsidiaries		₩ 245,400,000,000	₩ 115,065,000,000		₩ 324,944,000,000	₩ 30,736,000,000
Financial Assets at fair value through profit of loss		284,485,000,000	246,656,000,000
Loans		10,000,000,000	29,415,000,000
Banking subsidiaries	[1]	14,821,721,000,000	14,821,721,000,000
Nonbanking subsidiaries	[1]	9,240,395,000,000	6,571,024,000,000
Investments in associate		0	1,053,690,000,000	[1]
Other assets		500,833,000,000	532,581,000,000
Assets Of Parent Company		25,102,834,000,000	23,370,152,000,000
Total liabilities and shareholders’ equity
Debts		300,000,000,000	350,000,000,000
Debentures		5,162,600,000,000	3,474,200,000,000
Other liabilities		513,689,000,000	524,135,000,000
Shareholders' equity		19,126,545,000,000	19,021,817,000,000
Liabilities And Shareholders Equity Of Parent Company		₩ 25,102,834,000,000	₩ 23,370,152,000,000

[1]	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.